RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three months ended March 31, 2023 and 2022 included:

For the three months ended March 31,	2023	2022
Director fees	$151,663	$107,446
Salaries	102,115	127,565
Share-based payments	263,242	322,083
	$517,020	$557,094

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

For the three months ended March 31,	2023	2022
Management fees paid to a company controlled by CEO and director	$100,000	$100,000
Management fees paid to a company that the CEO holds an economic interest in	103,629	125,732
Management fees paid to a company controlled by the former President and director	58,398	62,500
	$262,027	$288,232